Selling and Distribution (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 22,102	$ 21,755	$ 21,092
Provision for doubtful accounts	2,919	61	(458)
Selling and Distribution expenses	210,236	192,846	155,412
Selling and Distribution
Salaries	65,584	63,247	51,223
Depreciation	18,896	17,994	18,774
Vessel hire charges	16,535	13,493	8,430
Amortization of dry-docking costs	7,046	7,112	5,805
Vessel operating expenses	38,214	39,198	36,663
Bunkers consumption	35,788	32,709	23,249
Storage costs	7,821	7,052	4,803
Broker commissions	5,032	4,053	3,524
Provision for doubtful accounts	2,919	61	(447)
Other	12,401	7,927	3,388
Selling and Distribution expenses	$ 210,236	$ 192,846	$ 155,412